ACQUISITION DEPOSITS	12 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITION DEPOSITS

NOTE 7 – ACQUISITION DEPOSITS

	March 31,	March 31,
	2023	2022
Deposit on Toronto High School (a)	$–	$128,048
Deposit on building purchase – Moatfield Toronto (b)	–	7,236,193
Deposit on Olympic University license (d)	350,000	–
Deposit on property – New York (c)	410,000	–
Total acquisition deposits	$760,000	$7,364,241

(a) Toronto High School

On November 1, 2020, Farvision Education entered into an acquisition agreement with one individual who was the original shareholder of Toronto High School Inc. (“Toronto High School”), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education shall acquire 80% of the equity interest of Toronto High School for a total consideration of $192,072 (C$240,000). Farvision Education paid acquisition deposit of $128,048 (C$160,000) upon signing the agreement. The acquisition is expected to be completed by June 30, 2022. In the event that this acquisition is not closed, the $128,048 (C$160,000) deposit is fully refundable. On July 19, 2022, the Board of the Company made the decision to terminate this acquisition. The acquisition deposit was returned to the Company.

(b) Office Buildings - Moatfield Property

On May 19, 2021, the Company entered into a purchase agreement to purchase two office buildings in Toronto for a total price of $73.2 million (C$93.3 million). The Company made installments of 7.2 million (C$9 million) as at March 31, 2022. The acquisition of the properties was closed on September 23, 2022, and the deposit has been transferred to PPE.

(c) New York Property

On May 24, 2022, the Company entered a purchase agreement to purchase a property in New York for a total price of $4,100,000. The Company has agreed to pay a deposit of $410,000 at agreement signing. The closing date of the purchase has been deferred to September 25, 2023. The deposit is non-refundable. If the Company cannot raise enough funding to close the property, Ms. Zhou will refund the deposit amount to the Company.

(d) Olympic University license

On March 6, 2023, the Company entered a cooperation agreement with Asian Olympic Foundation Limited for future development projects. The Company made an installment of $350,000 for its license on future Olympic Universities as at March 31, 2023. Another $150,000 installment was made subsequent to year end date. The status of license application is not confirmed as at the reporting date, and the deposit amount is refundable.